Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2018	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable	$ 875,525	$ 875,525	$ 766,343		$ 3,617
P2P Staffing Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Legal Settlements				$ 58,783
Accounts payable	10,464	10,464	10,464		$ 10,464
One Former Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements		253,000	253,000
Other Former Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements		$ 173,000	$ 173,000
TCA Global Credit Master Fund, L.P. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements	2,000,000
TCA Global Master Fund, L.P. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements	500,000
CTI Consulting LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements	$ 45,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commitments, Description		the Company entered into a consulting agreement effective June 1, 2021 with a company owned by the Company’s former CEO for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. Additionally, this company shall be paid $3,500 per month until the agreement expires	the Company entered into a consulting agreement effective June 1, 2021 with a company owned by the Company’s former CEO for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. Additionally, this company shall be paid $3,500 per month until the agreement expires.